Nature of Operations and Significant Accounting Policies - Deferred Acquisition Costs (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recent Accounting Pronouncements
Deferred acquisition costs	$ 3,921.1	$ 3,926.5	$ 3,939.2		$ 3,822.3
Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	925.1	918.9	930.0		964.4
Benefits and Protection
Recent Accounting Pronouncements
Deferred acquisition costs		3,007.6	3,009.2		2,857.9
Previously reported
Recent Accounting Pronouncements
Deferred acquisition costs					3,371.4
Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					730.4
Previously reported | Benefits and Protection
Recent Accounting Pronouncements
Deferred acquisition costs					2,641.0
Workplace savings and retirement solutions | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	509.7	506.4	498.0	$ 489.0	477.2
Workplace savings and retirement solutions | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					424.6
Individual variable annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	289.9	279.5	278.0	281.2	281.9
Individual variable annuities | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					281.7
Pension risk transfer | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	17.7	15.4	8.1	2.7
Individual fixed deferred annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	95.5	106.1	131.0	162.2	192.7
Individual fixed deferred annuities | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					11.5
Investment only | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	12.3	11.5	14.9	18.1	12.6
Investment only | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					12.6
Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Deferred acquisition costs	683.6	667.7	626.1	580.7	529.8
Individual disability | Previously reported | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Deferred acquisition costs					529.8
Universal life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs	1,537.9	1,545.3	1,569.7	1,596.2	1,608.3
Universal life | Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs					1,443.0
Term life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs	656.0	678.8	685.7	678.9	607.9
Term life | Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs					607.9
Participating life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs	$ 81.3	$ 84.7	$ 93.0	$ 102.3	111.9
Participating life | Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs					60.3
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Adjustment for reversal of unrealized gain (loss) from AOCI
Recent Accounting Pronouncements
Deferred acquisition costs					450.9
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					234.0
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection
Recent Accounting Pronouncements
Deferred acquisition costs					216.9
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Workplace savings and retirement solutions | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					52.6
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Individual variable annuities | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					0.2
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Individual fixed deferred annuities | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs					181.2
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Universal life | Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs					165.3
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Participating life | Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs					$ 51.6